           THIS NOTICE CONTAINS IMPORTANT INFORMATION CONCERNING YOUR
                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

         New York Life (formerly LifeStages(R)) Access Variable Annuity
         New York Life (formerly LifeStages(R)) Elite Variable Annuity
       New York Life (formerly LifeStages(R)) Essentials Variable Annuity
    New York Life (formerly LifeStages(R)) Flexible Premium Variable Annuity
            New York Life (formerly LifeStages(R)) Variable Annuity
      New York Life (formerly LifeStages(R)) Premium Plus Variable Annuity New York Life (formerly LifeStages(R)) Premium Plus II Variable Annuity
   New York Life (formerly LifeStages(R)) Premium Plus Elite Variable Annuity
         New York Life (formerly LifeStages(R)) Select Variable Annuity
   New York Life (formerly LifeStages(R)) Longevity Benefit Variable Annuity

                                  May 7, 2007

             New Allocations to Alger American Small Capitalization
                    Investment Division Will Not Be Accepted
       From Policyowners who are not Invested in the Alger American Small
             Capitalization Investment Division As of June 1, 2007

     NYLIAC has been informed that the Board of Trustees of the Alger American Fund authorized the closing of the Alger American Small Capitalization Investment Division ("Alger Investment Division") to new investors as of June 1, 2007. Consequently, as of June 1, 2007, NYLIAC will be unable to accept new premiums or transfers into the Alger Investment Division from policyowners that are not invested in the Alger Investment Division before June 1, 2007. In addition, policyowners who withdraw or transfer all Accumulation Value out of the Alger Investment Division on or after June 1, 2007 will be unable to allocate new premiums or transfers into the Alger Investment Division.

     If you are ineligible to transfer Accumulation Value into or make premium allocations into the Alger Investment Division on or after June 1, 2007 and you attempt to make transfers into or make premium payment allocations into the Alger Investment Division, such transfer or premium allocation will be allocated to the MainStay VP Cash Management portfolio until such time as the Variable Products Service Center receives reallocation instructions from you in a form acceptable to Us. Any subsequent transfers from the MainStay VP Cash Management Investment Division will be effective as of the date of receipt of the request at the Variable Products Service Center at one of the following addresses:

REGULAR MAIL: NYLIAC                                EXPRESS MAIL: NYLIAC
               Variable Products Service Center                     Variable Products Service Center
               Madison Square Station                               51 Madison Avenue
               P.O. Box 922                                         Room 651
               New York, NY 10159                                   New York, NY 10010

                  Or call our toll-free number: 1-800-598-2019

     All references to Alger American Small Capitalization in the Prospectus are amended to add a footnote stating: "No premiums or transfers will be accepted into this Investment Division as of June 1, 2007 from policyowners who did not have Accumulation Value allocated to this Investment Division prior to June 1, 2007. Policyowners who remove all Accumulation Value allocations from this Investment Division on or after June 1, 2007 will not be permitted to reinvest in this Investment Division."

                             ---------------------

     This Notice is a Supplement to the above referenced Prospectuses dated May 1, 2007, and amends the Prospectuses for the Policies. You should read this information carefully and retain this supplement for future reference together with the Prospectus. The terms We use in this supplement have the same meanings as in the Prospectus for the Policies. The above referenced Policies invest in NYLIAC Variable Annuity Separate Account-I, NYLIAC Variable Annuity Separate Account-II, NYLIAC Variable Annuity Separate Account-III, and NYLIAC Variable Annuity Separate Account-IV.

                New York Life Insurance and Annuity Corporation
                            (A Delaware Corporation)
                               51 Madison Avenue
                            New York, New York 10010

           THIS NOTICE CONTAINS IMPORTANT INFORMATION CONCERNING YOUR
            NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION (NYLIAC)

            New York Life (formerly MainStay) Elite Variable Annuity
        New York Life (formerly MainStay) Premium Plus Variable Annuity
       New York Life (formerly MainStay) Premium Plus II Variable Annuity
            New York Life (formerly MainStay) Plus Variable Annuity
           New York Life (formerly MainStay) Plus II Variable Annuity
           New York Life (formerly MainStay) Select Variable Annuity

                                  May 7, 2007

           No New Allocations to Alger American Small Capitalization
                     Investment Division Are Being Accepted
              For Policyowners Who Were Not Currently Invested in
            Alger American Small Capitalization Before June 1, 2007

     NYLIAC has been informed that the Board of Trustees of the Alger American Fund authorized the closing of the Alger American Small Capitalization Investment Division ("Alger Investment Division") to new investors as of June 1, 2007. Consequently, as of June 1, 2007, NYLIAC will be unable to accept new premiums into or transfers into the Alger Investment Division from policyowners that are not invested in the Alger Investment Division before June 1, 2007. In addition, policyowners who withdraw or transfer all Accumulation Value out of the Alger Investment Division on or after June 1, 2007 will be unable to allocate new premiums or transfers into the Alger Investment Division.

     If you are ineligible to transfer Accumulation Value into or make premium allocations into the Alger Investment Division on or after June 1, 2007 and you attempt to do so, such transfers or premium allocations will be allocated to the MainStay VP Cash Management portfolio until such time as the NYL Annuity Service Center receives reallocation instructions from you in a form acceptable to Us. Any subsequent transfers from the MainStay VP Cash Management Investment Division will be effective as of the date of receipt of the request at the NYL Annuity Service Center at one of the following addresses:

  REGULAR MAIL:  NYL Annuity Service Center  EXPRESS MAIL:  National City Corporation
                 2400 Reliable Parkway                      NYL Annuity Service Center
                 Chicago, IL 60686                          Lockbox #2400
                                                            5635 S. Archer Avenue
                                                            Chicago, IL 60638

                  Or call our toll-free number: 1-800-762-6212

     All references to Alger American Small Capitalization in the Prospectus are amended to add a footnote stating: "No premiums or transfers will be accepted into this Investment Division as of June 1, 2007 from policyowners who did not have Accumulation Value allocated to this Investment Division prior to June 1, 2007. Policyowners who remove all Accumulation Value allocations from this Investment Division on or after June 1, 2007 will not be permitted to reinvest in this Investment Division."
                             ---------------------

     This Notice is a Supplement to the above referenced Prospectuses dated May 1, 2007, and amends the Prospectuses for the Policies. You should read this information carefully and retain this supplement for future reference together with the Prospectus. The terms We use in this supplement have the same meanings as in the Prospectus for the Policies. The above referenced Policies invest in NYLIAC Variable Annuity Separate Account-III and NYLIAC Variable Annuity Separate Account-IV.

                New York Life Insurance and Annuity Corporation
                            (A Delaware Corporation)
                               51 Madison Avenue
                            New York, New York 10010